Document And Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information Line Items
Entity Registrant Name	Sentage Holdings Inc.
Trading Symbol	SNTG
Document Type	20-F
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001810467
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-40580
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	501, Platinum Tower 233 Taicang Road
Entity Address, Address Line Two	HuangPu
Entity Address, City or Town	Shanghai City
Entity Address, Postal Zip Code	200001
Entity Address, Country	CN
Contact Personnel Email Address	qllu@sentageholdings.com
Title of 12(b) Security	Class A Ordinary shares, par value US$0.005 per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	6907
Auditor Name	Enrome LLP
Auditor Location	Singapore
Business Contact
Document Information Line Items
Entity Address, Address Line One	501, Platinum Tower 233 Taicang Road
Entity Address, Address Line Two	HuangPu
Entity Address, City or Town	Shanghai City
Entity Address, Postal Zip Code	200001
Entity Address, Country	CN
Contact Personnel Name	Qiaoling Lu
City Area Code	+86
Local Phone Number	21 5386 0209
Contact Personnel Email Address	qllu@sentageholdings.com
Class A Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	2,805,325
Class B Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	0